NOTES AND ACCOUNTS RECEIVABLE, NET - Movements of Allowance for Doubtful Receivables (Details) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of year	$ (2,942,675.9)
Balance, end of year	(3,576,078.1)	$ (2,942,675.9)
Less: Allowance for impairment loss
Disclosure of detailed information about financial instruments [line items]
Provision (Reversal)	(10.4)	(58.5)	$ (35.8)
Less: Allowance for impairment loss | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of year	453.0	531.5	331.6
Provision (Reversal)	25.6	(78.5)	199.9
Balance, end of year	$ 478.6	$ 453.0	$ 531.5